Deferred Revenue (Tables)	6 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Deferred Revenue	118,704	125,359
Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial period are set out below:
Opening balance	125,359	85,359
Payments received in advance	—	40,000
Transfer to revenue – amount forgiven	(6,655)	—
Closing balance	118,704	125,359

Schedule of Recognised as Revenue in Future Periods

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was $118,704 as at 31 December 2024 ($125,359 as at 30 June 2024) and is expected to be recognised as revenue in future periods as follows:

	Consolidated
	December 2024	June 2024
	$	$
12 to 18 months	118,704	125,359